Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy of Plan's Investments and Investments Measured at Fair Value Based on NAV

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024. The Plan has no assets classified within Level 3 of the valuation hierarchy. Additionally, there were no transfers in or out of Level 3 investments during 2025 or 2024.

Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Total
Cash and cash equivalents (money market funds)	$—	$5,563,956	$5,563,956
Collective investment trusts	—	25,036,897	25,036,897
Mutual funds	83,259,657	—	83,259,657
Common stock	23,462,659	—	23,462,659
Total investments in the fair value hierarchy	$106,722,316	$30,600,853	137,323,169
Investments measured at net asset value (a)			7,673,691
Total investments at fair value			$144,996,860

Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Total
Cash and cash equivalents (money market funds)	$—	$3,857,778	$3,857,778
Collective investment trusts	—	22,361,982	22,361,982
Mutual funds	77,939,599	—	77,939,599
Common stock	23,283,443	—	23,283,443
Total investments in the fair value hierarchy	$101,223,042	$26,219,760	127,442,802
Investments measured at net asset value (a)			7,956,278
Total investments at fair value			$135,399,080

(a)
In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following table summarizes investments measured at fair value based on NAV as a practical expedient as of December 31, 2025 and 2024.

Fair Values as of December 31, 2025
Fund	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund Class 20	$7,673,691	N/A	Daily	Daily

Total	$7,673,691

Fair Values as of December 31, 2024
Fund	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund Class 20	$7,956,278	N/A	Daily	Daily

Total	$7,956,278